Operating assets and liabilities - Intangible assets and property, plant and equipment - Intangible assets - Narrative (Details) kr in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 DKK (kr)	Dec. 31, 2020 DKK (kr)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 DKK (kr)
Disclosure of detailed information about intangible assets [line items]
Purchase of intangible assets, classified as investing activities	kr 1,050	kr 16,256		kr 2,299
Intangible assets	43,171	20,657
Total impairment losses	573	350		982
Impairment loss recognised in research and development intangible assets other than goodwill		350
Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Additions during the year	1,075	16,302
Intangible assets	kr 49,582	25,340		9,830
Emisphere
Disclosure of detailed information about intangible assets [line items]
Purchase of intangible assets, classified as investing activities | $			$ 1,335
Remaining amortisation period of intangible assets material to entity	13 years
Emisphere | Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Intangible assets	kr 7,150	7,716
MHR Fund Management
Disclosure of detailed information about intangible assets [line items]
Purchase of intangible assets, classified as investing activities | $			$ 450
Internally generated
Disclosure of detailed information about intangible assets [line items]
Additions during the year	492	396
Dicerna Pharmaceuticals, Inc., United States
Disclosure of detailed information about intangible assets [line items]
Unallocated goodwill	4,346
Intellectual property rights
Disclosure of detailed information about intangible assets [line items]
Intangible assets not yet in use	22,690	9,607
Intangible assets	37,150	19,269
Total impairment losses	573	350
Intellectual property rights | Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Additions during the year	583	15,906
Intangible assets	kr 41,802	22,404		kr 7,270
Intellectual property rights | Emisphere
Disclosure of detailed information about intangible assets [line items]
Additions during the year		11,060
Additions other than through Business Combinations, Intangible Assets other than Goodwill, not yet in use		2,467
Intellectual property rights | Corvidia Therapeutics, Inc., United States
Disclosure of detailed information about intangible assets [line items]
Increase (decrease) in intangible assets other than goodwill		4,580
Intellectual property rights | Top of range
Disclosure of detailed information about intangible assets [line items]
Useful life	25 years
Computer software | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Useful life	3 years
Computer software | Top of range
Disclosure of detailed information about intangible assets [line items]
Useful life	15 years
Diabetes and Obesity care
Disclosure of detailed information about intangible assets [line items]
Total impairment losses	kr 436	350
Biopharm
Disclosure of detailed information about intangible assets [line items]
Total impairment losses	kr 137	kr 0